Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy
We operate in the biotechnology sector, which is subject to various cybersecurity risks that could adversely affect our business, financial condition, and results of operations, including intellectual property theft; fraud; extortion; harm to employees; violation of privacy laws and other litigation and legal risk; and reputational risk. We recognize the importance of developing, implementing, and maintaining cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We have adopted and maintain a cybersecurity risk management program, in accordance with our risk profile and business, that is informed by industry standards.
We implement various cybersecurity tools and technologies, including multi-factor authentication, and the establishment of an incident response plan, to help protect our systems from cybersecurity threats. We also engage a third-party service provider to help us assess and identify cybersecurity risks to our information systems. Further, with help from our third party consultant, we will be conducting a cybersecurity risk assessment and then adapt recommendations from this assessment into our cyber risk strategy.
To date, we have not identified any cybersecurity incidents which have materially affected, or are reasonably likely to materially affect, our business strategy, results of operations or financial condition. However, like other companies in our industry, we and our third-party vendors may from time to time experience threats and other security events that could affect our information or systems. For more information, please see the section entitled “Risk Factors” in this Annual Report on Form
20-F.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, we have not identified any cybersecurity incidents which have materially affected, or are reasonably likely to materially affect, our business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Our Chief Executive Officer (“CEO”) and Vice President of Finance and Controller (“VP of Finance”) are principally responsible for overseeing the day-to-day
management of the Company’s cybersecurity risk management program. The individual currently serving as the VP of Finance maintains approximately 20 years of experience in advising on risk management, including on the management of risks relating to cybersecurity. The VP of Finance will receive additional technical support in managing cybersecurity risk from our third-party consultant.
The Company’s Audit Committee, which reports directly to the board of directors, in conjunction with management, oversees the assessment of the Company’s risk management program including the prevention and mitigation of cybersecurity risk. The Company’s Audit Committee receives updates from the CEO with respect to risk management, including the management of risks from cybersecurity threats.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Chief Executive Officer (“CEO”) and Vice President of Finance and Controller (“VP of Finance”) are principally responsible for overseeing the day-to-day
management of the Company’s cybersecurity risk management program. The individual currently serving as the VP of Finance maintains approximately 20 years of experience in advising on risk management, including on the management of risks relating to cybersecurity. The VP of Finance will receive additional technical support in managing cybersecurity risk from our third-party consultant.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The individual currently serving as the VP of Finance maintains approximately 20 years of experience in advising on risk management, including on the management of risks relating to cybersecurity.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Company’s Audit Committee, which reports directly to the board of directors, in conjunction with management, oversees the assessment of the Company’s risk management program including the prevention and mitigation of cybersecurity risk. The Company’s Audit Committee receives updates from the CEO with respect to risk management, including the management of risks from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true